SHORT TERM LOANS-UNRELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS FROM THIRD PARTIES FOR WORKING CAPITAL PURPOSES

As of December 31, 2024 and 2023, short term loans from third parties for working capital purposes were as following:

	As of December 31, 2024	As of December 31, 2023
Third parties loans	6,561,136	1,143,565
Total	$6,561,136	$1,143,565

SCHEDULE OF THIRD PARTY LOANS

Third parties loans as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Ms. Xiuxia Wang	1,880,044	704,235
Mr. Hongshan Liu	564,330	439,330
Fujian Chuanzhiyuan Co, ltd	136,997	-
CISI Investment Limited	2,574,765	-
Ms. Xiaozhen Li	1,405,000	-
	$6,561,136	$1,143,565

SCHEDULE OF CHANGES IN BORROWINGS

Changes in loans were as follows:

	For the Years ended December 31,
	2024	2023	2022
Beginning balance	$1,143,565	$2,305,283	$9,800,322
Proceeds from bank borrowings	-	-	742,969
Proceeds from factoring loan related to notes receivable	-	-	1,619,673
Proceeds from third parties	4,350,790	2,010,327	237,230
Repayments of bank borrowings	-	(706,108)	(5,052,192)
Loan forgiven by a third party	-	(388,088)	-
Repayment of loans to third parties	(526,703)	(475,632)	(4,442,437)
Maturity of bank acceptance notes	-	(1,539,316)	-
Loan acquired in the reverse recapitalization	1,425,229	-	-
Exchange difference	168,255	(62,901)	(600,282)
Ending balance	$6,561,136	$1,143,565	$2,305,283